May 10, 2024
FT Vest Fund of Nasdaq-100 Buffer ETFs
Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, the Fund’s name is changed to “FT Vest Laddered Nasdaq Buffer ETF”.